Preferred Stock and Stock Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Preferred Stock and Stock Warrants [Abstract]
Summary of the Company's Stock Warrant Activities

A summary of the Company's stock warrant activities are as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance - December 31, 2012	490,369	$92.24	$0.27
Exercised	-	-	-
Cancelled	-	-	-

Balance - June 30, 2013	490,369	$92.24	$0.00

A summary of the Company's stock warrant activities are as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance - December 31, 2011	3,922,953	$11.53	$1.27
Exercised	-	-	-
Cancelled	-	-	-
Balance - December 31, 2012	3,922,953	$11.53	$0.27

The following summary of the Company's stock warrant activities are restated to reflect the 1-for-8 Reverse Stock Split effected on February 4, 2013. See also note 17 Subsequent Events.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance - December 31, 2011	490,369	$92.24	$1.27
Exercised	-	-	-
Cancelled	-	-	-
Balance - December 31, 2012	490,369	$92.24	$0.27

**Reference for amount restated to reflect the 1-for-8 Reverse Stock Split effected on February 4, 2013. See note 17 Subsequent Events.